Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ 4,903,480	$ (993)	$ (5,104,603)	$ (1,319)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities	(5,756,700)	0	3,235,433	0
Interest earned on marketable securities held in Trust Account	(5,672)	0	(5,861)	0
Transaction costs allocable to warrant liabilities			849,893	0
Formation costs and expense paid by Sponsor			0	569
Changes in operating assets and liabilities:
Prepaid expenses	(1,948)	0	(275,824)	0
Accrued expenses	525,988	127	792,533	(227)
Net cash provided used in operating activities	(334,852)	(866)	(508,429)	(977)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(230,000,000)	0
Net cash used in investing activities			(230,000,000)	0
Cash Flows from Financing Activities:
Proceeds from the collection of the stock subscription receivable			0	25,000
Proceeds from sale of Units, net of underwriting discounts paid			226,000,000	0
Proceeds from sale of Private Placement Units			6,100,000	0
Proceeds from promissory note – related party			90,000	0
Repayment of promissory note – related party			(90,869)	0
Payment of offering costs	0	(770)	(442,530)	(13,261)
Net cash used in financing activities	0	(770)	231,656,601	11,739
Net Change in Cash	(334,852)	(1,636)	1,148,172	10,762
Cash – Beginning	1,158,934	10,762	10,762	0
Cash – Ending	824,082	9,126	1,158,934	10,762
Supplemental Disclosure of Non-Cash Activities:
Offering costs included in accrued offering costs			0	41,440
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	$ 4,903,480		202,734,940	0
Change in value of Class A common stock subject to possible redemption			(4,252,740)	0
Deferred underwriting fee payable			9,800,000	0
Initial classification of warrant liabilities			$ 14,130,000	$ 0